Balance Sheet Components - Other Assets Non-Current (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Components
Operating lease ROU assets	$ 18,993
Other	941	$ 937
Total other assets	$ 19,934	$ 937	$ 5,755